Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 405,390	2,525,618	$ 356,681	2,222,160
Restricted cash	1,745	10,871		10,076
Short term investments	96	600		31,230
Accounts receivable, net of allowance for doubtful accounts of RMB9,348 and RMB9,903 (US$1,590) as of December 31, 2011 and 2012, respectively(Note 2(e))	31,499	196,244		166,363
Insurance premium receivables	2	10		3
Other receivables (Note 5)	13,895	86,565		82,736
Deferred tax assets (Note 12)	793	4,942		7,369
Amounts due from related parties (Note 16)	24,363	151,785		365,636
Other current assets	2,771	17,265		12,841
Total current assets	480,554	2,993,900		2,898,414
Non-current assets:
Property, plant and equipment, net (Note 6)	15,236	94,921		84,712
Goodwill (Note 7)	12,609	78,553		78,553
Intangible assets, net (Note 2(g))	6,867	42,780		58,054
Deferred tax assets (Note 12)	637	3,967		1,892
Investment in affiliates (Note 8)	27,065	168,620		153,962
Other non-current assets	2,897	18,048		5,409
Total non-current assets	65,311	406,889		382,582
Total assets	545,865	3,400,789		3,280,996
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB99,776 and RMB30,689 (US$4,926) as of December 31, 2011 and 2012, respectively)	15,750	98,124		107,042
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB2,684 and RMB202 (US$32) as of December 31, 2011 and 2012, respectively)	472	2,941		2,684
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB49,645 and RMB35,000 (US$5,618) as of December 31, 2011 and 2012, respectively) (Note 10)	18,639	116,124		92,682
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB30,989 and RMB4,382 (US$703) as of December 31, 2011 and 2012, respectively )	6,792	42,317		35,219
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB22,502 and RMB2,037 (US$327) as of December 31, 2011 and 2012, respectively)	8,989	56,003		70,377
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc. of RMB20,305 and RMB3,030 (US$487) as of December 31, 2011 and 2012, respectively) (Note 16)	487	3,030		20,305
Total current liabilities	51,129	318,539		328,309
Non-current liabilities:
Other tax liabilities (Note 12)	7,639	47,589		43,586
Deferred tax liabilities (Note 12)	4,294	26,754		30,106
Total non-current liabilities	11,933	74,343		73,692
Total liabilities	63,062	392,882		402,001
Commitments and contingencies (Note 17)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,541,446 and 998,861,526 as of December 31, 2011 and 2012, respectively) (Note 13)	1,224	7,624		7,646
Additional paid-in capital	366,753	2,284,906		2,272,580
Statutory reserves	28,642	178,440		167,147
Retained earnings	84,676	527,542		408,325
Accumulated other comprehensive income (loss)	(16,714)	(104,132)		(101,651)
Total CNinsure Inc. Shareholders' equity	464,581	2,894,380		2,754,047
Noncontrolling interests	18,222	113,527		124,948
Total equity	482,803	3,007,907		2,878,995
Total liabilities and equity	$ 545,865	3,400,789		3,280,996